UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa D. Crossley
Title:     Director of Compliance
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Lisa D. Crossley     Stamford, CT     November 06, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $281,457 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBEY NATL PLC                 GDR 7.375% PRF   002920809    27787  1089700 SH       SOLE                  1089700        0        0
ABBEY NATL PLC                 ADR PRF B7.375   002920700    32160  1225600 SH       SOLE                  1225600        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     8930   344673 SH       SOLE                   344673        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    27576  1335100 SH       SOLE                  1335100        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108    13618   672000 SH       SOLE                   672000        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    32025  1481600 SH       SOLE                  1481600        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604     3064   122405 SH       SOLE                   122405        0        0
NATIONAL WESTMINSTER BK PLC    ADR REP PREF B   638539700      596    23100 SH       SOLE                    23100        0        0
NATIONAL WESTMINSTER BK PLC    SPON ADR C       638539882     4251   165400 SH       SOLE                   165400        0        0
PRUDENTIAL PLC                 6.75%SUB REG S   G7293H114    31437  1234275 SH       SOLE                  1234275        0        0
PRUDENTIAL PLC                 PER SUB 6.50%    G7293H189    13725   542071 SH       SOLE                   542071        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR F       780097804     2832   107000 SH       SOLE                   107000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR L RP PF   780097788    11235   468920 SH       SOLE                   468920        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770    44559  1761243 SH       SOLE                  1761243        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796    13000   511397 SH       SOLE                   511397        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754    12878   492450 SH       SOLE                   492450        0        0
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879     1784    70000 SH       SOLE                    70000        0        0